Loss per share (Tables)	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Outstanding potentially dilutive securities	All outstanding potentially dilutive shares could potentially dilute loss per share in the future.

	2026	2025

Issued and outstanding Common Shares	137,774,851	146,399,347
Weighted average number of Common Shares outstanding - basic and diluted	139,167,885	153,676,514

Net loss per share – basic and diluted	($1.04)	($4.34)